Stock Compensation Plan - Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Sharebased Compensation Arrangementby Sharebased Payment Award Fair Value Assumptions Method Used [Abstract]
Expected term	6 years	6 years 1 month 6 days	6 years 22 days	5 years 10 months 17 days
Expected volatility	58.55%	61.23%	61.10%	61.46%
Risk-free interest rate	2.80%	2.05%	2.06%	1.48%
Expected dividends	0.00%	0.00%	0.00%	0.00%